China Contribution Plan (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
CHINA CONTRIBUTION PLAN [Abstract]
Annual contributions	$ 36.3	$ 47.0	$ 30.1